Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Class A TINGO, INC. Common Stock	Class B TINGO, INC. Common Stock	TINGO, INC. Accumulated Deficit	TINGO, INC. Additional Paid-in Capital	TINGO, INC. Translation Reserve	TINGO, INC.	Series B Convertible Preferred Stock	Series A Convertible Preferred Stock	Common Stock	Additional Paid-in Capital Series B Convertible Preferred Stock	Additional Paid-in Capital- Series A Convertible Preferred Stock	Additional Paid-in Capital Common Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss	Capital reserve related to transaction with the Minority	Non- controlling Interest	Additional Paid-in Capital	Capital reserve related to transaction with the Minority stockholders	Total
Balance at Dec. 31, 2019	$ 928,000	$ 65,000	$ 316,568,435	$ 508,549	$ (16,177,137)	$ 301,892,847		$ 2,000	$ 11,000		$ 6,028,000	$ 14,107,000	$ (16,974,000)	$ 70,000	$ 0	$ 0			$ 3,244,000
Balance (in Shares) at Dec. 31, 2019	928,000,000	65,000,000						2,386,363	11,089,532
Net income (loss)			117,712,813			117,712,813
Foreign Currency Translation Adjustment					(27,367,339)	(27,367,339)
Balance at Sep. 30, 2020	$ 928,000	$ 65,000	434,281,248	508,549	(43,544,476)	392,238,321
Balance (in Shares) at Sep. 30, 2020	928,000,000	65,000,000
Balance at Dec. 31, 2019	$ 928,000	$ 65,000	316,568,435	508,549	(16,177,137)	301,892,847		$ 2,000	$ 11,000		6,028,000	14,107,000	(16,974,000)	70,000	0	0			3,244,000
Balance (in Shares) at Dec. 31, 2019	928,000,000	65,000,000						2,386,363	11,089,532
Shares issued to service providers and employees									$ 2,000			3,386,000							3,388,000
Shares issued to service providers and employees (in Shares)									2,143,181
Exercising options for employees and consultants									$ 1,000			2,365,000							2,366,000
Exercising options for employees and consultants (in Shares)									1,198,000
Net income (loss)			141,970,335			141,970,335													(23,636,000)
Foreign Currency Translation Adjustment					(16,106,101)	(16,106,101)
Stock based compensation												186,000							186,000
Comprehensive loss													(22,992,000)			(644,000)			(23,636,000)
Entering the control of a subsidiary														(70,000)		2,172,000			2,102,000
Issuance of shares in Micronet subsidiary															(174,000)	1,787,000			1,613,000
Convertible note									$ 14,000			22,400,000							22,414,000
Convertible note (in Shares)									13,636,364
Capital reserve from currency translation														(196,000)		316,000			120,000
GFH transaction									$ 23,000			32,026,000							32,049,000
GFH transaction (in Shares)									22,727,273
YA Exercising warrants									$ 1,000			0							1,000
YA Exercising warrants (in Shares)									584,920
Hardon Exercising warrants									$ 1,000			1,611,000							1,612,000
Hardon Exercising warrants (in Shares)									1,596,362
Issuance of shares, net- Series A Convertible Preferred Stock								$ 1,000			409,000								410,000
Issuance of shares, net- Series A Convertible Preferred Stock (in Shares)								795,455
Issuance of shares, net- Series B+A Convertible Preferred Stock							$ (2,000)	$ (3,000)	$ 8,000	(1,914,000)	(6,299,000)	8,209,000							(1,000)
Issuance of shares, net- Series B+A Convertible Preferred Stock (in Shares)							(1,818,182)	(3,181,818)	8,181,818
Issuance 25M,net									$ 7,000			17,905,000							17,912,000
Issuance 25M,net (in Shares)									7,600,000
Issuance of shares, net- Series B Convertible Preferred Stock							$ 2,000			1,914,000									1,916,000
Issuance of shares, net- Series B Convertible Preferred Stock (in Shares)							1,818,182
Balance at Dec. 31, 2020	$ 928,000	$ 65,000	458,538,770	508,549	(32,283,238)	427,757,081			$ 68,000		138,000	102,195,000	(39,966,000)	(196,000)	(174,000)	3,631,000	$ 102,333,000	$ (174,000)	65,696,000
Balance (in Shares) at Dec. 31, 2020	928,000,000	65,000,000							68,757,450
Balance at Jul. 01, 2020	$ 928,000	$ 65,000	405,585,814	508,549	(36,973,689)	370,113,674
Balance (in Shares) at Jul. 01, 2020	928,000,000	65,000,000
Net income (loss)			28,695,434			28,695,434
Foreign Currency Translation Adjustment					(6,570,787)	(6,570,787)
Balance at Sep. 30, 2020	$ 928,000	$ 65,000	434,281,248	508,549	(43,544,476)	392,238,321
Balance (in Shares) at Sep. 30, 2020	928,000,000	65,000,000
Balance at Dec. 31, 2020	$ 928,000	$ 65,000	458,538,770	508,549	(32,283,238)	427,757,081			$ 68,000		138,000	102,195,000	(39,966,000)	(196,000)	(174,000)	3,631,000	102,333,000	(174,000)	65,696,000
Balance (in Shares) at Dec. 31, 2020	928,000,000	65,000,000							68,757,450
Shares issued to service providers and employees																	(300,000)		(300,000)
Shares issued to service providers and employees (in Shares)									69,107,000,000
Exercising options for employees and consultants
Exercising options for employees and consultants (in Shares)									20,000
Net income (loss)			27,664,164			27,664,164													(4,906,000)
Foreign Currency Translation Adjustment					(10,809,240)	(10,809,240)
Exercising warrants									$ 1,000								1,212,000		1,213,000
Exercising warrants (in Shares)									1,173,775
Comprehensive loss													(4,461,000)			(445,000)			(4,906,000)
Currency translation adjustment														606,000		(194,000)			412,000
Issuance 25M,net									$ 3,000								2,673,000		2,676,000
Issuance 25M,net (in Shares)									2,400,000
Public offering $60M									$ 23,000								53,977,000		54,000,000
Public offering $60M (in Shares)									22,471,904
Public offering $54M									$ 19,000								48,671,000		48,690,000
Public offering $54M (in Shares)									19,285,715
Balance at Mar. 31, 2021	$ 928,000	$ 65,000	486,202,934	508,549	(43,092,478)	444,612,005			$ 114,000				(44,427,000)	410,000		2,992,000	208,566,000	(174,000)	167,481,000
Balance (in Shares) at Mar. 31, 2021	928,000,000	65,000,000							114,177,951
Balance at Dec. 31, 2020	$ 928,000	$ 65,000	458,538,770	508,549	(32,283,238)	427,757,081			$ 68,000		138,000	102,195,000	(39,966,000)	(196,000)	(174,000)	3,631,000	102,333,000	(174,000)	65,696,000
Balance (in Shares) at Dec. 31, 2020	928,000,000	65,000,000							68,757,450
Shares issued to service providers and employees	$ 27,840			111,332,160		111,360,000
Shares issued to service providers and employees (in Shares)	27,840,000
Net income (loss)			4,650,698			4,650,698
Issuance of shares for acquisition of IWeb	$ 7,801		(3,316,865)	3,207,635	(93,472)	(194,901)
Issuance of shares for acquisition of IWeb (in Shares)	40,306,211
Aditional share issuances	$ 100,000					100,000
Aditional share issuances (in Shares)	100,000,000
Foreign Currency Translation Adjustment					(33,935,739)	(33,935,739)
Balance at Sep. 30, 2021	$ 1,063,641	$ 65,000	459,872,603	115,048,344	(66,312,449)	509,737,139
Balance (in Shares) at Sep. 30, 2021	1,096,146,211	65,000,000
Balance at Dec. 31, 2020	$ 928,000	$ 65,000	458,538,770	508,549	(32,283,238)	427,757,081			$ 68,000		$ 138,000	$ 102,195,000	(39,966,000)	(196,000)	$ (174,000)	3,631,000	102,333,000	(174,000)	65,696,000
Balance (in Shares) at Dec. 31, 2020	928,000,000	65,000,000							68,757,450
Shares issued to service providers and employees	$ 72,840			187,787,160		187,860,000			$ 7,000								9,869,000		9,876,000
Shares issued to service providers and employees (in Shares)	72,840,000								7,010,020
Exercising options for employees and consultants	$ 63,870			220,577,130		220,641,000											80,000		80,000
Exercising options for employees and consultants (in Shares)	63,870,000								60,000
Net income (loss)			(185,779,449)			(185,779,449)							(36,428,000)			(730,000)			(37,158,000)
Issuance of shares for acquisition of IWeb	$ 7,801		(3,316,865)	3,207,635	(93,472)	(194,901)
Issuance of shares for acquisition of IWeb (in Shares)	403,060,211
Aditional share issuances	$ 100,000					100,000
Aditional share issuances (in Shares)	100,000,000
Foreign Currency Translation Adjustment					(43,236,961)	(43,236,961)
Other Comprehensive loss														(218,000)		(197,000)		174,000	(241,000)
Loss of control of subsidiary																(2,989,000)			(2,989,000)
Minority interest- Zhongtong Insurance																3,232,000			3,232,000
Initially consolidated entity																675,000			675,000
Issuance of shares upon November 2020 Securities Purchase Agreement									$ 3,000								2,673,000		2,676,000
Issuance of shares upon November 2020 Securities Purchase Agreement (in Shares)									2,400,000
Issuance of shares upon February 2021 Purchase Agreement									$ 23,000								53,977,000		54,000,000
Issuance of shares upon February 2021 Purchase Agreement (in Shares)									22,471,904
Issuance of shares upon March 2021 Securities Purchase Agreement									$ 19,000								48,671,000		48,690,000
Issuance of shares upon March 2021 Securities Purchase Agreement (in Shares)									19,285,715
Exercising warrants									$ 2,000								2,472,000		2,474,000
Exercising warrants (in Shares)									2,450,487
Stock based compensation																	711,000		711,000
Balance at Dec. 31, 2021	$ 1,172,511	$ 65,000	269,442,456	412,080,474	(75,613,671)	607,146,770			$ 122,000				(76,394,000)	(414,000)		3,622,000	220,786,000		147,722,000
Balance (in Shares) at Dec. 31, 2021	1,205,016,211	65,000,000							122,435,576
Balance at Jul. 01, 2021	$ 928,000	$ 65,000	507,872,584	508,549	(63,663,914)	445,710,219
Balance (in Shares) at Jul. 01, 2021	928,000,000	65,000,000
Shares issued to service providers and employees	$ 27,840			111,332,160		111,360,000
Shares issued to service providers and employees (in Shares)	27,840,000
Net income (loss)			(44,683,116)			(44,683,116)
Issuance of shares for acquisition of IWeb	$ 7,801		(3,316,865)	3,207,635	(93,472)	(194,901)
Issuance of shares for acquisition of IWeb (in Shares)	40,306,211
Aditional share issuances	$ 100,000					100,000
Aditional share issuances (in Shares)	100,000,000
Foreign Currency Translation Adjustment					(2,555,063)	(2,555,063)
Balance at Sep. 30, 2021	$ 1,063,641	$ 65,000	459,872,603	115,048,344	(66,312,449)	509,737,139
Balance (in Shares) at Sep. 30, 2021	1,096,146,211	65,000,000
Balance at Dec. 31, 2021	$ 1,172,511	$ 65,000	269,442,456	412,080,474	(75,613,671)	607,146,770			$ 122,000				(76,394,000)	(414,000)		3,622,000	220,786,000		147,722,000
Balance (in Shares) at Dec. 31, 2021	1,205,016,211	65,000,000							122,435,576
Shares issued for services provided – outside parties	$ 10,000			54,990,000		55,000,000
Shares issued for services provided – outside parties (in Shares)	10,000,000
Net income (loss)			26,990,088			26,990,088							(8,686,000)			(159,000)			(8,845,000)
Foreign Currency Translation Adjustment					17,104,438	17,104,438
Other Comprehensive loss														(29,000)		(54,000)			(83,000)
Stock based compensation																	125,000		125,000
Balance at Mar. 31, 2022	$ 1,182,511	$ 65,000	$ 296,432,544	$ 467,070,474	$ (58,509,233)	$ 706,241,296			$ 122,000				$ (85,080,000)	$ (443,000)		$ 3,409,000	$ 220,911,000		$ 138,919,000
Balance (in Shares) at Mar. 31, 2022	1,215,016,211	65,000,000							122,435,576